Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	$ 27	$ 1	$ 11
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	13,167	12,402	12,228
Realized gains (losses) on derivative hedges	11,528	11,001	10,775
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(1,119)	(1,167)	(1,041)
Total securities gains (losses), net	22		3
Applicable income taxes	(2,161)	(2,097)	(2,087)
Net income	5,944	5,933	5,908
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(152)	(242)	(183)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	27	1	11
Other-than-temporary impairment recognized in earnings	(5)	(1)	(8)
Total securities gains (losses), net	22		3
Applicable income taxes	(9)		(1)
Net income	13		2
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	18	25	30
Applicable income taxes	(7)	(9)	(12)
Net income	11	16	18
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(124)	(195)	(186)
Applicable income taxes	48	75	71
Net income	(76)	(120)	(115)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(163)	(223)	(144)
Applicable income taxes	63	85	56
Net income	$ (100)	$ (138)	$ (88)